Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations
Schedule VI – Supplemental Information Concerning Property-Casualty Insurance Operations

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
DAC	$166	$181	$171
Reserves for unpaid claims and CAE	6,890	7,278	6,829
Amount of discount in reserves for unpaid claims and CAE	119	22	21
Unearned premiums	1,268	1,835	2,056
Earned premiums	2,407	2,945	2,155
Net investment income	384	334	116
Claims and CAE incurred relating to:
Current year	1,635	2,187	1,610
Prior years	70	155	(51)
Amortization of DAC	401	458	417
Paid claims and CAE	1,809	2,093	1,497
Gross premiums written	2,914	3,973	2,420